INCOME TAXES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES [Abstract]
Carry-forward tax losses		$ 19,774	$ 16,519
Less valuation allowance		(19,774)	(16,519)
Deferred income taxes
Income tax rate		23.00%	23.00%	23.00%
Minimum [Member]
INCOME TAXES [Abstract]
Reduction in income tax rate		7.50%
Maximum [Member]
INCOME TAXES [Abstract]
Reduction in income tax rate		9.00%
Development Area A [Member]
INCOME TAXES [Abstract]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest of the Country [Member]
INCOME TAXES [Abstract]
Income tax rate	12.00%
Reduction in income tax rate	8.00%